Income tax - Deferred tax assets (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Deferred tax assets
Gross deferred tax assets recognised in the income statements	$ 1,792	$ 1,708
Gross deferred tax assets recognised directly in other comprehensive income	50	66
Deferred tax assets	1,842	1,774
Set-off of deferred tax assets and deferred tax liabilities	(662)	(662)
Net deferred tax assets	1,180	1,112	$ 1,351
Parent Entity
Deferred tax assets
Gross deferred tax assets recognised in the income statements	1,599	1,499
Gross deferred tax assets recognised directly in other comprehensive income	31	44
Deferred tax assets	1,630	1,543
Set-off of deferred tax assets and deferred tax liabilities	(528)	(490)
Net deferred tax assets	1,102	1,053	$ 1,399
Provision for impairment charges on loans
Deferred tax assets
Gross deferred tax assets recognised in the income statements	827	847
Provision for impairment charges on loans | Parent Entity
Deferred tax assets
Gross deferred tax assets recognised in the income statements	708	701
Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Gross deferred tax assets recognised in the income statements	323	321
Provision for long service leave, annual leave and other employee benefits | Parent Entity
Deferred tax assets
Gross deferred tax assets recognised in the income statements	301	292
Financial instruments
Deferred tax assets
Gross deferred tax assets recognised in the income statements	5	3
Financial instruments | Parent Entity
Deferred tax assets
Gross deferred tax assets recognised in the income statements	2	4
Property and equipment
Deferred tax assets
Gross deferred tax assets recognised in the income statements	196	198
Property and equipment | Parent Entity
Deferred tax assets
Gross deferred tax assets recognised in the income statements	177	180
Other provisions
Deferred tax assets
Gross deferred tax assets recognised in the income statements	322	239
Other provisions | Parent Entity
Deferred tax assets
Gross deferred tax assets recognised in the income statements	299	223
Other liabilities
Deferred tax assets
Gross deferred tax assets recognised in the income statements	119	100
Other liabilities | Parent Entity
Deferred tax assets
Gross deferred tax assets recognised in the income statements	112	99
Cashflow hedges
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income	50	63
Cashflow hedges | Parent Entity
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income	$ 31	41
Defined benefit
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income		3
Defined benefit | Parent Entity
Deferred tax assets
Gross deferred tax assets recognised directly in other comprehensive income		$ 3